Summary of Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Property and Equipment
Impairment losses	$ 0	$ 0
Stock-Based Compensation
Number of stock-based compensation plans	1
Computer equipment and software
Property and Equipment
Estimated useful life	3 years
Office and laboratory equipment
Property and Equipment
Estimated useful life	3 years